Stock Based Compensation (Changes and Status of Key Management 2010 Restricted Stock Nonvested Shares) (Details) (USD $)	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2011	Aug. 02, 2011 Key Management 2010 Restricted Stock Plan [Member]	Dec. 31, 2012 Key Management 2010 Restricted Stock Plan [Member]	Dec. 31, 2010 Key Management 2010 Restricted Stock Plan [Member]
Nonvested Shares
Beginning Balance (shares)			26,712
Issued (shares)			0
Vested (shares)			(26,712)	0
Forfeited (shares)			0
Ending Balance (shares)			0
Weighted Average Fair value
Beginning Balance, weighted average grant date fair value (dollars per share)			$ 64.88
Granted, weighted average grant date fair value (dollars per share)	$ 0	$ 69.37	$ 0.00
Vested, weighted average grant date fair value (dollars per share)			$ 64.88
Forfeited, weighted average grant date fair value (dollars per share)			$ 0.00
Ending Balance, weighted average grant date fair value (dollars per share)			$ 0.00